PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - Prepayments Other Receivable and Other Assets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other collaboration receivables	$ 159,688	$ 112,656
Other receivables	954	780
Lease receivables	44	568
VAT recoverable	5,792	4,597
Prepayments	15,562	12,374
Total	$ 182,040	$ 130,975